License and services agreements - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jul. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of License Agreements [Line Items]
Revenue		$ 969	$ 482
Research and development expenses		$ 3,757	3,998
Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		5.00%
Date of expiry of license agreement		Jul. 31, 2025
License agreement period of extension		5 years
License agreement period of notice to be given for termination of agreement		180 days
Accrued Royalties		$ 100
Milestone Three [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue		2,000
Milestone Accrued		$ 300
Percentage of obligation on sublicense consideration received		25.00%
Milestone One [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		$ 300
Milestone One [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue		2,000
Milestone Two [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		1,000
Milestone Two [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Revenue		10,000
Mount Sinai [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Research and development expenses		900	$ 400
Mount Sinai [Member] | Milestone One [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		1,500
Revenue		50,000
Mount Sinai [Member] | Milestone Two [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		7,500
Revenue		$ 300,000
Mount Sinai [Member] | Maximum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		5.00%
Expiration period from first commercial sale of product		12 years
Mount Sinai [Member] | Maximum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		25.00%
Mount Sinai [Member] | Minimum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		4.00%
Mount Sinai [Member] | Minimum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		15.00%
Mount Sinai Clinical Trial Agreement [Member] | ISMMS [Member]
Disclosure Of License Agreements [Line Items]
Estimated budget cost for the agreement		$ 3,200
Related party transaction, amount due to related party	$ 200
Expense related to the agreement		$ 100